Notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure Of Cash Flow Statement [Abstract]
Summary of cash inflows and outflows from financing activities
The cash inflows and outflows from financing activities can be reconciled with the balance sheet items as follows:

EUR million	Note	September 30, 2021	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	October 1, 2020
Group equity
Share capital	6.11	17.6	—	—	—	—	—	17.6
Share capital- not registered		3.6	—	—	2.0	1.7	—	—
Capital reserve	6.11	558.4	—	—	114.3	73.8	—	370.4
Non-controlling interests		—	(4.7)	—	(19.7)	—	—	24.4
Non-current financial liabilities
Convertible loan	7	—	—	—	1.5	(75.4)	—	73.9
Lease liabilities	6.4	49.9	(1.0)	—	22.8	—	0.5	27.6
Liabilities to financial institutions	6.14	80.4	(30.5)	75.0	1.3	—	—	34.6
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	—	(1.3)	—	—	—	—	1.3
Lease liabilities	6.4	11.0	(9.5)	—	12.3	—	0.2	8.0
Liabilities to financial institutions	6.16	1.3	(7.5)	—	(1.2)	—	—	10.0
Other loans		0.7	—	0.2	—	—	—	0.5

Balance		723.0	(54.5)	75.2	133.2	—	0.7	568.3

Financial expenses
Net finance costs	5.6	(6.7)	(3.6)	—	(3.2)	—	—	—

Profit and loss statement		(6.7)	(3.6)	—	(3.2)	—	—	—

Cash flow from financing activities			(58.0)	75.2

EUR million	Note	September 30, 2020	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	October 1, 2019
Group equity
Share capital	6.11	17.6	—	—	—	—	—	17.6
Capital reserve	6.11	370.4	—	—	3.1	—	—	367.3
Non-controlling interests*		24.4	(0.4)	—	(1.2)	—	—	26.0
Non-current financial liabilities
Financial liabilities to shareholders (including accrued interest)	11	—	(19.7)	—	—	(49.9)	—	69.5
Convertible loan	7	49.3	—	—	(0.6)	49.9	—	—
Convertible loan	7	24.6	—	24.4	0.2	—	—	—
Lease liabilities	6.4	27.6	—	—	(3.1)	—	0.4	30.3
Liabilities to financial institutions	6.14	34.6	(0.3)	32.0	(7.1)	—	—	10.0
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	1.3	(5.5)	—	1.3	—	—	5.5
Lease liabilities	6.4	8.0	(7.8)	—	8.8	—	0.1	7.0
Liabilities to financial institutions	6.16	10.0	(1.0)	2.8	7.2	—	—	1.0
Other loans		0.5	(0.4)	—	—	—	—	0.9

Balance		568.3	(35.1)	59.2	8.6	—	0.5	535.1

Financial expenses
Interest expenses	5.6	(8.6)	(4.4)	—	(4.3)	—	—	—

Profit and loss statement		(8.6)	(4.4)	0.0	(4.3)	—	0.0	0.0

Cash flow from financing activities			(39.5)	59.2

EUR million	Note	September 30, 2019	Cash outflow	Cash inflow	Other non-cash items	Business combinations	October 1, 2018
Group Equity
Share capital	6.11	17.6	—	3.8	1.3	—	12.5
Capital reserve	6.11	367.3	—	134.7	46.1	—	186.4
Non-current financial liabilities
Financial liabilities to shareholders (including accrued interest)	11	69.5	(6.8)	26.0	(44.6)	—	94.8
Lease liabilities	6.4	30.3	—	—	26.3	—	3.9
Liabilities to financial institutions	6.14	10.0	—	1.1	(1.1)	3.1	6.8
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	5.5	(0.2)	5.5	(0.7)	—	0.9
Lease liabilities	6.4	7.0	(6.2)	—	11.7	—	1.4
Liabilities to financial institutions	6.16	1.0	(2.6)	—	1.1	—	2.5
Other financial liabilities		—	(7.3)	—	—	—	7.3

Balance		507.8	(23.2)	171.3	40.1	3.1	316.5

Financial expenses
Interest expenses	5.6	(3.1)	(5.1)	—	2.1	—	—

Profit and loss statement		(7.1)	(5.1)	0.0	2.1	—	—

Cash flow from financing activities			(28.3)	171.3